VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.12

Client LN	SitusAMC ID	Edgar Loan ID	Address	City	ST	Zip	Trade	Origination Balance	Origination Date	Unique Exception ID	Exception Grade	Raw Exception Grade	Exception Category	Exception Subcategory	Exception Type	SOL Expired	SOL Expiration Date	Title Policy	Title Policy Insurer	Title Policy Effective Date	Title Policy Exception	Paid on HUD	CBR Status	Borrower Vested on Title Policy	Lien Amount	Accrual Rate	Lienholder	Recording Date	Additional Exception Information
XXXX	XXXX	9000002	XXXX	XXXX	XX	XXXXX	XXXXXX	$XXXX	XX/XX/XXXX	XXXXX	3	3	Title Diligence	Municipal Lien	ECB Violation(s)										$XXX		XXXX	XX/XX/XXXX	ECB Violation(s) - A ECB Violations were filed against the subject property totaling $XXXX. Violation of Code SectionXXXXX - dirty sidewalk dirty area.
XXXX	XXXX	9000004	XXXX	XXXX	XX	XXXXX	XXXXXX	$XXXX	XX/XX/XXXX	XXXXX	3	3	Title Diligence	Deed Vesting	Origination Vesting - Partial Interest			Final	XXXX	XX/XX/XXXX	No			No					Origination Vesting - Partial Interest - Multiple parties were on title at the time of origination, but the Subject mortgage was not executed by all parties. XXXX, a married woman and XXXX, a single woman and XXXXX, a single man, as joint tenants and not as tenants in common with full rights of survivorship were In Title at Origination. The Subject Mortgage was not executed by XXXX.
XXXX	XXXX	9000005	XXXX	XXXX	XX	XXXXX	XXXXXX	$XXXX	XX/XX/XXXX	XXXXX	2	2	Title Diligence	Lien Priority	Prior Mortgage - Title Policy Coverage	No		Final	XXXX	XX/XX/XXXX	No	UTD	UTD		$XXX		XXXX	XX/XX/XXXX	Prior Mortgage - Title Policy Coverage - This Prior Mortgage was recorded on XX/XX/XXXX by XXXXX $XXX. Covered by Title Policy.
XXXX	XXXX	9000007	XXXX	XXXX	XX	XXXXX	XXXXXX	$XXXX	XX/XX/XXXX	XXXXX	3	3	Title Diligence	Tax Status	Delinquent Property Taxes										$XXX				Delinquent Property Taxes - 1st Half Supplemental Taxes for 2023 are Delinquent IOA $XXX as of XX/XX/XXXX.
XXXX	XXXX	9000007	XXXX	XXXX	XX	XXXXX	XXXXXX	$XXXX	XX/XX/XXXX	XXXXX	3	3	Title Diligence	Tax Status	Delinquent Property Taxes										$XXX				Delinquent Property Taxes - 2nd Half Supplemental Taxes for 2023 are Delinquent IOA $XXX as of XX/XX/XXXX.